Note 45 - Depreciation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 1,208	€ 1,387	€ 1,426
Tangible assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	594	694	690
For Own Use Depreciable Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	589	680	667
Investment Property [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	5	13	23
Assets Leased Out Under An Operating Lease [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	0	0	0
Other Intangible Assets [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	613	694	735
Total [Member]
Depreciation And Amortisation Expense Line Items
Depreciation and amortization	€ 1,208	€ 1,387	€ 1,426